Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 84.9		$ 84.9
Gain (Loss) on derivative instrument	0.6	$ (1.4)	1.5	$ (4.1)
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 25.0		$ 25.0